Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class K | BlackRock LifePath Index 2065 Fund | Class K Shares
Prospectus [Line Items]
Annual Return [Percent]	21.72%	16.34%	21.62%	(18.32%)	18.87%	15.47%